Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		8 Months Ended
	Aug. 29, 2024	Sep. 30, 2024	Dec. 31, 2024	Aug. 31, 2024	Feb. 06, 2024
Stock-Based Compensation [Line Items]
Common stock shares		34,998,550			3,197,975
Percentage of diluted stock		1.00%
Shares issued		3,054,358
Price per share		$ 0.0001
Share outstanding percentage		1.00%
Employee Warrants [Member]
Stock-Based Compensation [Line Items]
Employee warrants issued		3,054,358
Exercise price		$ 7.8
Warrant [Member]
Stock-Based Compensation [Line Items]
Weighted average grant-date fair value		$ 6.27
Total unrecognized compensation cost		$ 17.8
Weighted average period		3 years 7 months 6 days
Minimum [Member] | Warrant [Member]
Stock-Based Compensation [Line Items]
Exercise price					$ 9.7
Maximum [Member] | Warrant [Member]
Stock-Based Compensation [Line Items]
Exercise price					$ 9.71
Stock Options [Member]
Stock-Based Compensation [Line Items]
Weighted average grant-date fair value		$ 6.44
Common Stock [Member]
Stock-Based Compensation [Line Items]
Common stock shares		34,988,550
Exercise price				$ 0.01
2024 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Common stock reserved for issuance					213,085
2024 Stock Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation [Line Items]
Common stock shares		4,634,891
2024 Employee Stock Purchase Plan [Member]
Stock-Based Compensation [Line Items]
Common stock reserved for issuance		29,401,287
Shares were reserved for issuance	463,489
Paruka Warrant Obligation [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Total unrecognized compensation cost		$ 7.3
Paruka Warrant Obligation [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Total unrecognized compensation cost		$ 7.7
2024 Stock Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Percentage of diluted stock		5.00%
2024 Stock Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation [Line Items]
Common stock shares		4,526,324
Restricted Stock Awards [Member]
Stock-Based Compensation [Line Items]
Shares issued		2,207,553
Total unrecognized compensation cost		$ 0.1
Weighted average period		3 years 4 months 24 days
Unvested Stock Options [Member]
Stock-Based Compensation [Line Items]
Total unrecognized compensation cost		$ 7.5
Weighted average period		3 years 4 months 24 days
Subsequent Event [Member]
Stock-Based Compensation [Line Items]
Estimated fair value of warrants to be granted			$ 11.0